Finance Lease Receivable - Summary of Reconciliation of Finance Lease (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Reconciliation Of Finance Lease [Abstract]
Balance, January 1	$ 64,274	$ 900
Additions	40,154	64,270
Interest income	5,417	80
Billings and payments	(6,597)	(639)
Currency translation effects	110	(337)
Balance, December 31	$ 103,358	$ 64,274